Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property Plant And Equipment [Abstract]
Depreciation	$ 923.8	$ 855.9	$ 848.9